SHARE-BASED PAYMENTS - (Schedule of Share - Based Compensation Expense) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 4,682	$ 7,028	$ 7,149
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	782	1,143	1,162
Selling Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	1,122	1,621	1,626
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share Based Compensation Expense	$ 2,778	$ 4,264	$ 4,361